Schedule I, Condensed Financial Statements, of condensed other comprehensive income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive income statement [Abstract]
Profit/(loss) for the year	$ 74,608	$ 55,269	$ (104,887)
Items that may be subject to transfer to income statement [Abstract]
Change in fair value of cash flow hedges	(81,713)	(40,220)	(28,535)
Net income/(expenses) recognized directly in equity	(83,909)	(91,653)	97,815
Cash flow hedges	55,765	67,519	70,953
Transfer to income statement	41,824	50,639	53,215
Other comprehensive income/(loss)	(42,085)	(41,014)	151,030
Total comprehensive income/(loss) for the year	32,523	14,255	46,143
Parent Company [Member]
Other comprehensive income statement [Abstract]
Profit/(loss) for the year	(25,992)	(184,443)	52,565
Items that may be subject to transfer to income statement [Abstract]
Change in fair value of cash flow hedges	(457)	147	(13,666)
Net income/(expenses) recognized directly in equity	(457)	147	(13,666)
Cash flow hedges	(180)	(328)	(32)
Transfer to income statement	(180)	(328)	(32)
Other comprehensive income/(loss)	(637)	(181)	(13,698)
Total comprehensive income/(loss) for the year	$ (26,629)	$ (184,624)	$ 38,867